OTHER NON-CURRENT ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Other Non-current Assets
Impairment of other assets	$ 1,250,508
Depreciation of other assets	$ 1,762,415	$ 587,684